Fair Value Measurements - Assets and Liabilities Measured on a Recurring Basis (Details) - Recurring Basis [Member] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash equivalents	$ 86	$ 27
Restricted cash	80	2
Interest rate swaps	2	14
Total assets	168	43
Liabilities:
Interest rate swaps	10	0
Total liabilities	10	0
Level 1 [Member]
Assets:
Cash equivalents	86	27
Restricted cash	80	2
Interest rate swaps	0	0
Total assets	166	29
Liabilities:
Interest rate swaps	0	0
Total liabilities	0	0
Level 2 [Member]
Assets:
Cash equivalents	0	0
Restricted cash	0	0
Interest rate swaps	2	14
Total assets	2	14
Liabilities:
Interest rate swaps	10	0
Total liabilities	$ 10	$ 0